LEASES - Right-of-use assets and depreciation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 768		$ 815
Right of-use assets:	972		1,039
Depreciation and impairment charges for right-of-use assets	93	$ 111
Other lease related expenses:
Interest expense on lease liabilities	17	34
Expenses of short-term leases	38	67
Expenses of leases of low-value assets	32	28
Expenses related to variable lease payments	48	31
Additions to right-of-use assets	58	49
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	100	118
Land, buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of-use assets:	729		761
Depreciation and impairment charges for right-of-use assets	57	59
Machinery, equipment and others
Disclosure of quantitative information about right-of-use assets [line items]
Right of-use assets:	243		$ 278
Depreciation and impairment charges for right-of-use assets	$ 36	$ 52